TREASURY STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF REPURCHASES OF COMMON STOCK
Nine months ended September 30,
	2025	2024

Aggregate common stock repurchased	$—	$—
Weighted average price paid per share	—	—
Total amount paid	$—	$—

	Years ended December 31,
	2024	2023

Aggregate common stock repurchased	$201,902	$74,107
Weighted average price paid per share	0.27	10.60
Total amount paid	$54,943	$785,525